Lease right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2024
Lease Right-of-use Assets And Lease Liabilities
Lease right-of-use assets and lease liabilities

8. Lease right-of-use assets and lease liabilities

Operating leases

The Company leases office space in Taren Point, NSW, Australia. The lease commenced July 15, 2018 and ended on July 14, 2023, at which time the Company extended the lease, which commenced on July 15, 2023 and ends on July 14, 2026. The initial monthly lease payments are $25,000 AUD and the monthly payments of the lease extension are $36,667 AUD and are subject to annual escalation rate of 3%.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 3.70%, as the interest rate implicit in most of the Company leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. During the years ended June 30, 2024 and 2023, the Company recorded $284,169 and $198,914, respectively, as operating lease expense on the consolidated statements of operations and comprehensive loss.

Operating right-of- use assets are summarized below:

	June 30, 2024	June 30, 2023
Office lease	$836,697	$1,541,390
Less accumulated amortization	(278,899)	(935,596)
Right-of-use, net	$557,798	$605,794

Operating lease liabilities are summarized below:

	June 30, 2024	June 30, 2023
Office lease	$580,353	$685,077

Less: current portion	278,432	212,062
Long term portion	$301,921	$473,015

June 30, 2024
Year ending June 30, 2025	$301,127
Year ending June 30, 2026	310,160
Total future minimum lease payments	611,287
Less imputed interest	(30,934)
PV of Payments	$580,353

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS